Share capital and warrants - Summary of the grant date weighted average fair value of SARs granted (Detail) - Stock Appreciation Rights [Member]	12 Months Ended
	Nov. 30, 2022 shares	Nov. 30, 2021 shares $ / shares	Nov. 30, 2021 shares $ / shares
Disclosure of classes of share capital [line items]
Number of SARs	0	75,000	75,000
Weighted average grant date fair value | (per share)		$ 2.13	$ 2.73